Allowances for Loan Losses - Summary of Balance of Loans Individually Evaluated vs. Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	$ 3,890	$ 3,443	$ 3,152	$ 2,875	$ 2,787	$ 2,789	$ 2,702
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	3,890		3,152			2,789
Loans, Ending balance	790,181		715,039			236,840
Loans, Ending balance: individually evaluated for impairment	8,297		751			297
Ending balance: loans acquired with deteriorated credit quality	5,567		5,556
Loans, Ending balance: collectively evaluated for impairment	776,317		708,732			236,543
Agriculture Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	17	20	23	98	105	120	152
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	17		23			120
Loans, Ending balance	7,710		9,341			11,246
Loans, Ending balance: individually evaluated for impairment	200		0			0
Ending balance: loans acquired with deteriorated credit quality	0		0
Loans, Ending balance: collectively evaluated for impairment	7,510		9,341			11,246
Commercial and PPP Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	506		582	352		290	312
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	506		582			290
Loans, Ending balance	90,979		122,378			21,534
Loans, Ending balance: individually evaluated for impairment	2,451		42			2
Ending balance: loans acquired with deteriorated credit quality	601		512
Loans, Ending balance: collectively evaluated for impairment	87,927		121,824			21,532
Commercial Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	1,786	1,070	799	340	315	314	255
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	1,786		799			314
Loans, Ending balance	435,588		338,749			27,261
Loans, Ending balance: individually evaluated for impairment	2,501		0			0
Ending balance: loans acquired with deteriorated credit quality	4,369		4,394
Loans, Ending balance: collectively evaluated for impairment	428,718		334,355			27,261
Residential Real Estate Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	1,547	1,728	1,634	1,670	1,674	1,702	1,707
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	1,547		1,634			1,702
Loans, Ending balance	241,401		231,302			167,536
Loans, Ending balance: individually evaluated for impairment	3,145		709			295
Ending balance: loans acquired with deteriorated credit quality	597		650
Loans, Ending balance: collectively evaluated for impairment	237,659		229,943			167,241
Consumer Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	21	13	22	23	24	35	43
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	21		22			35
Loans, Ending balance	8,689		7,087			2,514
Loans, Ending balance: individually evaluated for impairment	0		0			0
Ending balance: loans acquired with deteriorated credit quality	0		0
Loans, Ending balance: collectively evaluated for impairment	8,689		7,087			2,514
Municipal Loans [Member]
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	13	15	15	16	18	18	13
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	13		15			18
Loans, Ending balance	5,814		6,182			6,749
Loans, Ending balance: individually evaluated for impairment	0		0			0
Ending balance: loans acquired with deteriorated credit quality	0		0
Loans, Ending balance: collectively evaluated for impairment	5,814		6,182			6,749
Unallocated [Member]
Loans and Leases Receivable Disclosure [Line Items]
Allowance for Loan Losses, Ending balance	0	$ 12	77	$ 376	$ 336	310	$ 220
Allowance for Loan Losses, Ending balance: individually evaluated for impairment	0		0			0
Allowance for Loan Losses, Ending balance: collectively evaluated for impairment	$ 0		$ 77			$ 310